WARRANTS TO PURCHASE PREFERRED SHARES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 06, 2024
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued	2,413
Warrants exercise price (in Dollars per share)	$ 222.92
Outstanding warrants				925
Issuance expenses (in Dollars)	$ 3
Revaluation expenses income (in Dollars)		$ 134	$ 86